Intangible assets, net (Details) - Schedule of future amortization expenses $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future amortization expenses [Abstract]
2022	$ 2,655
2023	2,655
2024	1,843
2025	1,680
2026 and thereafter	2,395
Total	$ 11,228